SHARE PREMIUM ACCOUNT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure For Share Premium Account Explanatory [Abstract]
Schedule of Share Premium Account

	2021	2020	2019
	£m	£m	£m
At 1 January	17,863	17,751	17,719
Issued under employee share schemes	19	112	29
Redemption of preference shares[1]	597	—	3
At 31 December	18,479	17,863	17,751
1During the year ended 31 December 2021, the Company redeemed certain tranches of its preference shares, which had been accounted for as subordinated liabilities. On redemption an amount of £17 million was transferred from the distributable merger reserve to the capital redemption reserve and £597 million was transferred from the distributable merger reserve to the share premium account, with these amounts representing the nominal value of the shares redeemed and premium upon original issuance respectively. In 2019, on the redemption of preference shares also previously accounted for as subordinated liabilities, an amount of £3 million was transferred from the distributable merger reserve to the share premium account.